Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Opening balance for the year		$ 7,605	$ 39,556
Payments on operating lease liabilities		$ (7,605)	(31,951)
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Closing balance for the year	Closing balance for the year
Closing balance for the year			7,605
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Less: current portion			(7,605)
Operating lease liabilities - non-current portion as at end of period